INCOME TAX - Future tax impact (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Explanation of applicable rates
Total	30.00%	30.00%	31.00%	32.00%
2021
Explanation of applicable rates
Income tax					32.00%
Additional points					4.00%
Total					36.00%
2022
Explanation of applicable rates
Income tax					31.00%
Additional points					3.00%
Total					34.00%
2023
Explanation of applicable rates
Income tax					30.00%
Additional points					3.00%
Total					33.00%
2023 onwards
Explanation of applicable rates
Income tax					30.00%
Additional points					0.00%
Total					30.00%